Expense Example, No Redemption {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-13 - Fidelity Advisor® Overseas Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Overseas Fund-Class A
Expense Example, No Redemption:
1 Year	$ 712
3 Years	1,001
5 Years	1,312
10 Years	2,190
Fidelity Advisor Overseas Fund-Class M
Expense Example, No Redemption:
1 Year	512
3 Years	852
5 Years	1,216
10 Years	2,236
Fidelity Advisor Overseas Fund-Class C
Expense Example, No Redemption:
1 Year	228
3 Years	703
5 Years	1,205
10 Years	2,379
Fidelity Advisor Overseas Fund-Class I
Expense Example, No Redemption:
1 Year	114
3 Years	356
5 Years	617
10 Years	1,363
Fidelity Advisor Overseas Fund-Class Z
Expense Example, No Redemption:
1 Year	104
3 Years	325
5 Years	563
10 Years	$ 1,248